Shareholders' equity - Capital transaction (Details)	Jun. 28, 2021	Dec. 31, 2022
Suatrans Chile S.A.
Shareholders' equity
Total interest held (as a percent)	100.00%
Inversiones Disal Emergencias S.A.
Shareholders' equity
Interest acquired (in percent)		99.99%
Inversiones Disal Emergencias S.A. | Suatrans Chile S.A.
Shareholders' equity
Direct interest held (as a percent)	50.00%
Emergencias Participacoes S.A. | Inversiones Disal Emergencias S.A.
Shareholders' equity
Interest acquired (in percent)	100.00%